N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments September 30, 2015 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (96.0%)

Consumer Discretionary (28.4%)
AMC Entertainment Inc 5.750% 06/15/25	$85,000	$82,662
Allegion US Holdings Co 5.750% 10/01/21	30,000	30,750
Altice SA - 144A 7.750% 05/15/22	200,000	182,000
American Axle & MFG Inc 6.625% 10/15/22	80,000	80,400
Avintiv Specialty Materials 7.750% 02/01/19	65,000	67,519
BC Mountain LLC - 144A 7.000% 02/01/21	30,000	24,600
BC/New Red Finance Inc - 144A 6.000% 04/01/22	70,000	71,050
CCO Holding LLC/Cap Corp 6.500% 04/30/21	250,000	251,250
CCO Holdings LLC/CAP Corp 7.375% 06/01/20	15,000	15,581
CCO Holdings LLC/Cap Corp - 144A 5.125% 05/01/23	75,000	69,142
CCO Holdings LLC/Cap Corp - 144A 5.375% 05/01/25	60,000	54,675
(4)(5)Caesars Entertainment 8.500% 02/15/20	155,000	127,100
(4)(5)Caesars Operating Escrow 9.000% 02/15/20	320,000	262,400
(4)(5)Caesars Entertainment 9.000% 02/15/20	90,000	73,575
(1)Chinos Intermediate Holdings - 144A 7.750% 05/01/19	50,000	19,125
*Chrysler GP/CG CO-Issuer 8.250% 06/15/21	200,000	212,240
Cinemark USA Inc 7.375% 06/15/21	65,000	67,925
Cinemark USA Inc 4.875% 06/01/23	45,000	42,975
Claires Stores Inc 8.875% 03/15/19	75,000	29,250
Claire's Stores Inc - 144A 9.000% 03/15/19	160,000	127,600
Clear Channel Worldwide 7.625% 03/15/20	50,000	49,875
Clear Channel Worldwide 7.625% 03/15/20	165,000	165,412
Clear Channel Worldwide 6.500% 11/15/22	95,000	94,525
*Clear Channel Worldwide 6.500% 11/15/22	330,000	331,237
Dana Holding Corp 6.750% 02/15/21	30,000	31,125
Dana Holding Corp 5.375% 09/15/21	25,000	24,625
Dana Holding Corp 6.000% 09/15/23	55,000	55,412
Dana Holding Corp 5.500% 12/15/24	55,000	52,937
Dish DBS Corp 6.750% 06/01/21	190,000	182,993
*Dish DBS Corp 5.875% 07/15/22	195,000	172,575
Dish DBS Corp 5.000% 03/15/23	115,000	96,312
Dish DBS Corp 5.875% 11/15/24	145,000	123,159
Dreamworks Animation SKG - 144A 6.875% 08/15/20	115,000	111,550
General Motors Co 4.875% 10/02/23	170,000	172,412
General Motors Finl Co 4.250% 05/15/23	35,000	34,286
General Motors Finl Co 3.450% 04/10/22	10,000	9,619
Goodyear Tire & Rubber Corp 8.750% 08/15/20	45,000	53,100
Goodyear Tire & Rubber Corp 8.250% 08/15/20	50,000	52,062
Goodyear Tire & Rubber 6.500% 03/01/21	45,000	47,137
Gymboree Corp 9.125% 12/01/18	85,000	26,350
HD Supply Inc 11.000% 04/15/20	50,000	55,375
HD Supply Inc 11.500% 07/15/20	75,000	84,750
HD Supply,Inc CMT - 144A 5.250% 12/15/21	65,000	65,325
(4)(5)Harrahs Operating Co Inc 11.250% 06/01/17	160,000	128,000
Hilton Worldwide Finance 5.625% 10/15/21	35,000	36,137
iHeartCommunications Inc 9.000% 03/01/21	135,000	113,434
iHeartCommunications Inc 10.625% 03/15/23	45,000	38,250
International Game Tech - 144A 6.250% 02/15/22	200,000	186,000
Interval Acquistion Corp - 144A 5.625% 04/15/23	70,000	68,950
Inventiv Health Inc - 144A 9.000% 01/15/18	105,000	108,412
(1)Inventiv Health Inc - 144A 12.000% 08/15/18	55,056	54,643
Inventiv Health Inc - 144A 10.000% 08/15/18	15,000	14,475
Inventiv Health Inc - 144A 10.000% 08/15/18	21,000	19,845
Isle of Capri Casinos 5.875% 03/15/21	60,000	61,800
JC Penney Corp 6.375% 10/15/36	90,000	62,325
Lear Corp 5.250% 01/15/25	65,000	63,700
Limited Brands Inc 6.625% 04/01/21	110,000	122,375
LTF Merger Sub Inc - 144A 8.500% 06/15/23	90,000	85,050
Lynx I Corp - 144A 5.375% 04/15/21	180,000	181,125
MGM Resort Intl 7.750% 03/15/22	215,000	228,975
MGM Resort Intl 6.750% 10/01/20	30,000	30,975
*MGM Resorts Intl 5.250% 03/31/20	160,000	157,600
MGM Resorts Intl 6.000% 03/15/23	130,000	126,262
McGraw-Hill Global ED 9.750% 04/01/21	50,000	54,625
Midcontinent Comm & Fin - 144A 6.875% 08/15/23	85,000	84,681
Neiman Marcus - 144A 8.000% 10/15/21	40,000	41,200
(1)Neiman Marcus - 144A 8.750% 10/15/21	70,000	72,100
Nexstar Broadcasting, Inc 6.875% 11/15/20	110,000	113,300
Nexstar Broadcasting, Inc - 144A 6.125% 02/15/22	25,000	24,687
Nexeo Solutions LLC/Corp 8.375% 03/01/18	65,000	59,800
Nielsen Finance LLC - 144A 5.000% 04/15/22	115,000	111,406
Numericable -SFR - 144A 6.000% 05/15/22	200,000	192,750
Omega US Sub LLC - 144A 8.750% 07/15/23	65,000	57,362
Outfront Media Capital LLC 5.250% 02/15/22	20,000	19,975
Outfront Media Capital LLC 5.625% 02/15/24	15,000	15,206
Party City Holdings Inc - 144A 6.125% 08/15/23	45,000	45,337
Petco Animal Supplies - 144A 9.250% 12/01/18	105,000	106,575
Quebecor Media 5.750% 01/15/23	155,000	152,675
RHP Hotel PPTY 5.000% 04/15/21	130,000	130,000
RSI Home Products Inc - 144A 6.500% 03/15/23	100,000	100,000
Radio Systems Corp - 144A 8.375% 11/01/19	115,000	120,606
Regal Entertainment Grp 5.750% 03/15/22	65,000	63,862
Sabre GLBL Inc - 144A 5.375% 04/15/23	65,000	64,025
Sally Holdings 5.750% 06/01/22	50,000	52,125
Serta Simmons Hldgs LLC - 144A 8.125% 10/01/20	235,000	246,456
Service Corp Intl 7.625% 10/01/18	25,000	28,187
Service Corp Intl 7.500% 04/01/27	155,000	175,150
Service Corp Intl 5.375% 05/15/24	40,000	41,650
Sirius XM Radio INC - 144A 4.625% 05/15/23	85,000	79,475
Sirius XM Radio INC - 144A 5.750% 08/01/21	85,000	85,053
Sirius XM Radio INC - 144A 6.000% 07/15/24	35,000	35,175
Sirius XM Radio INC - 144A 5.375% 04/15/25	75,000	71,625
Tegna Inc - 144A 4.875% 09/15/21	15,000	14,700
Tegna Inc - 144A 5.500% 09/15/24	50,000	48,625
Tempur Pedic Internation 6.875% 12/15/20	55,000	58,162
Tempur Pedic Internation - 144A 5.625% 10/15/23	60,000	60,225
Time Inc - 144A 5.750% 04/15/22	80,000	74,800
Uncle Acquistion 2010 8.625% 02/15/19	120,000	96,000
Videotron Ltd - 144A 5.375% 06/15/24	35,000	34,475
Vista Outdoor Inc - 144A 5.875% 10/01/23	35,000	35,525
Wynn Las Vegas LLC/Corp - 144A 5.500% 03/01/25	150,000	128,625
ZF NA Capital - 144A 4.750% 04/29/25	180,000	164,925
Zayo Group LLC/Zayo Cap - 144A 6.000% 04/01/23	115,000	111,550
Zayo Group LLC/Zayo Cap - 144A 6.375% 05/15/25	35,000	33,600
		9,178,585
Consumer Staples (4.4%)
B&G Foods Inc 4.625% 06/01/21	60,000	57,750
Bumble Bee Acquisition - 144A 9.000% 12/15/17	118,000	120,360
Central Garden & Pet Co 8.250% 03/01/18	134,000	135,842
Chiquita Brands Intl 7.875% 02/01/21	23,000	24,437
HRG Group Inc - 144A 7.750% 01/15/22	15,000	14,719
Mem Prod Part LP/Fin Corp 7.625% 05/01/21	75,000	50,625
Post Holdings Inc 7.375% 02/15/22	135,000	137,025
Post Holdings Inc - 144A 6.750% 12/01/21	10,000	10,000
Post Holdings Inc - 144A 6.000% 12/15/22	35,000	33,556
Post Holdings Inc - 144A 7.750% 03/15/24	105,000	107,625
Post Holdings Inc - 144A 8.000% 07/15/25	45,000	46,350
Reynolds GRP ISS/Reynold 9.875% 08/15/19	120,000	124,200
Reynolds GRP ISS/Reynold 9.000% 04/15/19	200,000	203,000
Reynolds Group 5.750% 10/15/20	145,000	146,450
Rite Aid Corp - 144A 6.125% 04/01/23	110,000	109,175
Spectrum Brands Inc 6.375% 11/15/20	35,000	36,925
Spectrum Brands Inc 6.625% 11/15/22	25,000	26,437
Spectrum Brands Inc - 144A 5.750% 07/15/25	40,000	40,800
		1,425,276
Energy (8.4%)
American Energy/AEPB - 144A 7.125% 11/01/20	20,000	11,700
American Energy/AEPB - 144A 7.375% 11/01/21	35,000	20,300
American Energy/AEPB - 144A 8.000% 06/15/20	45,000	40,500
Antero Resources Finance 6.000% 12/01/20	10,000	9,250
Antero Resources Corp 5.375% 11/01/21	40,000	35,200
Antero Resources Corp 5.125% 12/01/22	25,000	21,500
Arch Coal Inc 7.000% 06/15/19	40,000	3,000
Arch Coal Inc 7.250% 06/15/21	105,000	6,300
Arch Coal Inc - 144A 8.000% 01/15/19	20,000	2,200
Atwood Oceanics Inc 6.500% 02/01/20	75,000	60,188
Baytex Energy Corp - 144A 5.625% 06/01/24	20,000	15,800
Berry Petroleum Co 6.375% 09/15/22	45,000	13,472
Blue Racer Mid LLC/Finan - 144A 6.125% 11/15/22	80,000	76,000
Breitburn Energy Partner 8.625% 10/15/20	75,000	33,000
Breitburn Energy Partner 7.875% 04/15/22	30,000	10,725
California Resources Corp 6.000% 11/15/24	95,000	56,584
Carrizo Oil & Gas Inc 6.250% 04/15/23	20,000	17,414
Chesapeake Energy Corp 6.875% 11/15/20	25,000	18,375
Chesapeake Energy Corp 6.625% 08/15/20	80,000	59,450
Chesapeake Energy Corp 6.125% 02/15/21	20,000	13,938
(2)Chesapeake Energy Corp 3.539% 04/15/19	25,000	17,750
Chesapeake Energy Corp 4.875% 04/15/22	45,000	29,363
Chesapeake Midstream PT 6.125% 07/15/22	65,000	66,135
CSI Compressco LP/Compre 7.250% 08/15/22	20,000	16,300
Comstock Resources Inc - 144A 10.000% 03/15/20	80,000	55,600
Concho Resources Inc 5.500% 04/01/23	5,000	4,763
Consol Energy Inc 5.875% 04/15/22	35,000	23,538
Crestwood Midstream Part 6.125% 03/01/22	10,000	8,657
Crestwood Midstream Partners - 144A 6.250% 04/01/23	35,000	29,750
Denbury Resources Inc - 144A 5.500% 05/01/22	85,000	50,575
Denbury Resources Inc 4.625% 07/15/23	65,000	35,100
EP Ener/Everest Acq Fin 7.750% 09/01/22	60,000	48,000
EV Energy Partners 8.000% 04/15/19	100,000	68,000
Halcon Resources Corp - 144A 8.625% 02/01/20	20,000	16,625
Halcon Resources Corp - 144A 13.000% 02/15/22	109,000	69,351
Hiland Part Lp/Corp - 144A 7.250% 10/01/20	60,000	63,075
Laredo Petroleum Inc 5.625% 01/15/22	35,000	31,325
Legacy Reserves/Finance 8.000% 12/01/20	70,000	50,400
Legacy Reserves/Finance 6.625% 12/01/21	40,000	27,200
Linn Energy LLC 8.625% 04/15/20	10,000	2,700
Linn Energy LLC 7.750% 02/01/21	125,000	28,750
Markwest Energy Part/Fin 5.500% 02/15/23	75,000	72,656
Markwest Energy Part/Fin 4.875% 12/01/24	30,000	27,450
Markwest Energy Part/Fin 4.875% 06/01/25	120,000	110,376
Meg Energy Corp - 144A 6.375% 01/30/23	75,000	58,688
Meg Energy Corp - 144A 7.000% 03/31/24	100,000	79,500
Mem Prod Part LP/Fin Corp 6.875% 08/01/22	30,000	18,300
Newfield Exploration Co 5.750% 01/30/22	35,000	33,950
Oasis Petroleum Inc - 144A 6.875% 03/15/22	80,000	63,384
Peabody Energy Corp 6.500% 09/15/20	10,000	2,075
Peabody Energy Corp 6.250% 11/15/21	80,000	16,400
RSP Permian Inc - 6.625% 10/01/22	15,000	14,400
RSP Permian Inc - 144A 6.625% 10/01/22	10,000	9,600
Range Resources Corp - 144A 4.875% 05/15/25	55,000	49,019
Regency Energy Partners 5.500% 04/15/23	50,000	48,375
Regency Energy Partners 5.875% 03/01/22	20,000	20,495
Regency Energy Partners 5.000% 10/01/22	30,000	29,291
Rentech NIT Part/Finance - 144A 6.500% 04/15/21	30,000	29,700
SM Energy Co 6.500% 01/01/23	15,000	13,950
SM Energy Co 6.125% 11/15/22	20,000	18,520
SM Energy Co 5.625% 06/01/25	30,000	25,800
Sanchez Energy Corp 7.750% 06/15/21	10,000	7,400
Sanchez Energy Corp 6.125% 01/15/23	50,000	33,500
Sandridge Energy Inc 8.125% 10/15/22	55,000	11,825
Targa Resources Partners 5.250% 05/01/23	10,000	8,875
Targa Resources Partners - 144A 4.125% 11/15/19	20,000	17,950
Targa Resources Partners - 144A 6.750% 03/15/24	55,000	52,525
Tesoro Corp 5.875% 10/01/20	82,000	79,540
Tesoro Corp 6.125% 10/15/21	45,000	44,213
Tesoro Logistics LP/CORP - 144A 6.250% 10/15/22	25,000	24,375
Trinidad Drilling Ltd - 144A 7.875% 01/15/19	80,000	74,800
Ultra Petroleum Corp - 144A 6.125% 10/01/24	45,000	25,650
Vanguard Nat Res/VNR Fin 7.875% 04/01/20	45,000	27,338
Whiting Petroleum Corp 5.750% 03/15/21	100,000	86,550
Whiting Petroleum Corp - 144A 1.250% 04/01/20	35,000	28,503
Whiting Petroleum Corp 6.250% 04/01/23	50,000	43,250
Whiting Petroleum 8.125% 12/01/19	50,000	48,250
WPX Energy Inc 5.250% 09/15/24	25,000	20,125
WPX Energy Inc 8.250% 08/01/23	90,000	81,675
		2,726,126
Financials (6.9%)
*Ally Financial Inc 3.500% 01/27/19	200,000	196,938
Ally Financial Inc 5.125% 09/30/24	25,000	24,688
Ally Financial Inc 4.125% 03/30/20	110,000	108,763
Ally Financial Inc 4.625% 03/30/25	135,000	127,575
Ally Financial Inc 4.625% 05/19/22	15,000	14,756
Argos Merger Sub Inc - 144A 7.125% 03/15/23	165,000	166,856
Avaya Inc - 144A 7.000% 04/01/19	115,000	91,138
(2)(3)Bank of America Corp 8.000%	170,000	177,650
Cit Group Inc - 144A 5.500% 02/15/19	105,000	108,938
Cit Group Inc 3.875% 02/19/19	90,000	89,494
CNH Capital LLC 3.625% 04/15/18	70,000	68,032
Communications Sales & L - 144A 8.250% 10/15/23	105,000	89,775
Corrections Corp of America 4.125% 04/01/20	50,000	49,750
Corrections Corp of America 4.625% 05/01/23	113,000	108,480
Corrections Corp of America 5.000% 10/15/22	25,000	25,063
Denali Borrower - 144A 5.625% 10/15/20	105,000	109,148
Geo Group Inc 6.625% 02/15/21	65,000	67,600
Geo Group Inc 5.875% 01/15/22	65,000	66,950
Infinity Acq LLC/FI Corp - 144A 7.250% 08/01/22	60,000	53,700
Intl Lease Fin Corp 6.250% 05/15/19	55,000	58,575
*Intl Lease Fin Corp 5.875% 04/01/19	255,000	268,133
Intl Lease Fin Corp 4.625% 04/15/21	10,000	10,050
James Hardie Intl Fin - 144A 5.875% 02/15/23	20,000	20,250
Nielsen Co Lux Sarl - 144A 5.500% 10/01/21	40,000	39,800
Realogy Group/CO-Issuer - 144A 5.250% 12/01/21	15,000	15,113
WMG Acquisition Corp - 144A 6.000% 01/15/21	61,000	61,000
WMG Acquisition Corp - 144A 5.625% 04/15/22	5,000	4,850
		2,223,065
Health Care (11.1%)
Alere Inc 6.500% 06/15/20	25,000	25,375
Alere Inc - 144A 6.375% 07/01/23	15,000	15,225
DJO Finco Inc/DJO Finance - 144A 8.125% 06/15/21	155,000	151,125
Davita Inc 5.000% 05/01/25	70,000	67,200
HCA INC 5.250% 04/15/25	25,000	25,531
HCA INC 5.375% 02/01/25	315,000	311,850
HCA Inc 6.500% 02/15/20	90,000	98,100
*HCA Inc 7.500% 02/15/22	485,000	548,050
HCA Holdings Inc 6.250% 02/15/21	30,000	31,950
Healthsouth Corp 7.750% 09/15/22	45,000	46,800
Healthsouth Corp - 144A 5.750% 11/01/24	30,000	29,625
Healthsouth Corp - 144A 5.750% 09/15/25	30,000	29,100
Hill-Rom Holding Inc - 144A 5.750% 09/01/23	25,000	25,063
Hologic Inc - 144A 5.250% 07/15/22	80,000	80,800
IMS Health Inc - 144A 6.000% 11/01/20	130,000	133,250
Kindred Escrow Corp II - 144A 8.000% 01/15/20	45,000	47,700
Kindred Escrow Corp II - 144A 8.750% 01/15/23	45,000	48,769
Kinetics Concept/KCI USA 10.500% 11/01/18	145,000	151,779
Mallinckrodt Fin/SB - 144A 4.875% 04/15/20	25,000	23,875
Mallinckrodt Fin/SB - 144A 5.500% 04/15/25	30,000	26,738
Mallinckrodt Fin/SB - 144A 5.625% 10/15/23	45,000	40,950
Tenet Healthcare Corp 6.000% 10/01/20	50,000	52,750
*Tenet Healthcare Corp 8.000% 08/01/20	225,000	232,313
Tenet Healthcare Corp 4.750% 06/01/20	85,000	85,850
Tenet Healthcare Corp 6.750% 02/01/20	20,000	20,200
Tenet Healthcare Corp 4.500% 04/01/21	40,000	39,400
Tenet Healthcare Corp 8.125% 04/01/22	145,000	154,121
Tenet Healthcare Corp 6.750% 06/15/23	60,000	59,550
21st Century Oncology - 144A 11.000% 05/01/23	65,000	60,775
VRX Escrow Corp - 144A 5.875% 05/15/23	175,000	167,234
VRX Escrow Corp - 144A 6.125% 04/15/25	120,000	114,300
Valeant Pharmaceuticals - 144A 7.000% 10/01/20	75,000	76,500
Valeant Pharmaceuticals - 144A 6.750% 08/15/21	90,000	90,900
Valeant Pharmaceuticals - 144A 7.250% 07/15/22	180,000	183,285
Valeant Pharmaceuticals - 144A 7.500% 07/15/21	295,000	303,850
		3,599,883
Industrials (10.2%)
Acco Brands Corp 6.750% 04/30/20	115,000	119,600
ADT Corp 3.500% 07/15/22	105,000	92,925
ADT Corp 6.250% 10/15/21	5,000	5,156
AECOM - 144A 5.750% 10/15/22	20,000	20,113
AECOM - 144A 5.875% 10/15/24	20,000	20,150
Aerojet Rocketdyne Holdings Inc 7.125% 03/15/21	135,000	139,725
Air Medical Merger Sub - 144A 6.375% 05/15/23	70,000	63,525
Aircastle Ltd 7.625% 04/15/20	70,000	78,575
Aircastle Ltd 5.125% 03/15/21	20,000	20,050
Allegion Plc 5.875% 09/15/23	15,000	15,375
Ashtead Capital Inc - 144A 6.500% 07/15/22	40,000	41,800
Associated Materials Inc 9.125% 11/01/17	45,000	36,225
Avis Budget Car Rental 5.500% 04/01/23	120,000	116,164
Belden Inc - 144A 5.500% 09/01/22	105,000	101,588
Bombardier Inc - 144A 7.750% 03/15/20	45,000	38,475
Bombardier Inc - 144A 7.500% 03/15/25	90,000	67,500
Building Materials Corp - 144A 6.750% 05/01/21	60,000	63,900
CNH Industrial Capital - 144A 3.875% 07/16/18	15,000	14,700
Clean Harbors Inc 5.250% 08/01/20	105,000	106,050
Energizer Holdings Inc - 144A 5.500% 06/15/25	95,000	92,506
FGI Operating Co LLC 7.875% 05/01/20	110,000	83,600
General Cable Corp 5.750% 10/01/22	95,000	80,750
Great Lakes Dredge & Dock 7.375% 02/01/19	115,000	115,288
H&E Equipment Services 7.000% 09/01/22	90,000	87,300
Hillman Group Inc - 144A 6.375% 07/15/22	75,000	69,000
Hertz Corp 7.500% 10/15/18	50,000	50,651
Hertz Corp 7.375% 01/15/21	35,000	36,138
Hertz Corp 6.250% 10/15/22	100,000	100,250
Hertz Corp 5.875% 10/15/20	70,000	69,195
Iron Mountain Inc 6.000% 08/15/23	75,000	75,000
(1)JCH Parent Inc - 144A 11.250% 03/15/19	44,031	30,822
Jack Cooper Holdings Corp - 144A 10.250% 06/01/20	120,000	108,000
Klx Inc - 144A 5.875% 12/01/22	85,000	82,689
Kratos Defense & Sec 7.000% 05/15/19	65,000	52,650
NXP BV/NXP Funding LLC - 144A 5.750% 02/15/21	200,000	208,000
Orbital ATK Inc 5.250% 10/01/21	55,000	55,688
Oshkosh Corp 5.375% 03/01/22	45,000	45,675
Oshkosh Corp 5.375% 03/01/25	20,000	19,900
Renaissance Acquisition - 144A 6.875% 08/15/21	35,000	30,975
Sensata Technologies BV - 144A 5.000% 10/01/25	20,000	18,775
Terex Corp 6.500% 04/01/20	65,000	65,975
Terex Corp 6.000% 05/15/21	140,000	135,450
Transdigm Inc - 144A 6.500% 05/15/25	60,000	56,400
Triumph Group Inc 4.875% 04/01/21	80,000	74,800
United Rentals North Am 6.125% 06/15/23	70,000	69,781
UR Financing Escrow Corp 7.625% 04/15/22	85,000	90,100
UR Financing Escrow Corp 7.375% 05/15/20	40,000	42,000
XPO Logistics Inc - 144A 6.500% 06/15/22	90,000	76,106
		3,285,060
Information Technology (10.0%)
ACI Worldwide Inc - 144A 6.375% 08/15/20	55,000	57,406
Amkor Technologies Inc 6.625% 06/01/21	70,000	66,500
Amkor Technologies Inc 6.375% 10/01/22	120,000	110,925
Anixter Inc - 144A 5.500% 03/01/23	80,000	78,800
Aspect Software Inc 10.625% 05/15/17	75,000	63,375
Audatex North America Inc - 144A 6.000% 06/15/21	155,000	155,308
Blackboard Inc - 144A 7.750% 11/15/19	75,000	63,000
Cogent Comm Finance Inc 5.625% 04/15/21	90,000	84,600
Cogent Communications GR - 144A 5.375% 03/01/22	65,000	62,887
Commscope Inc - 144A 5.000% 06/15/21	35,000	34,212
Commscope Inc - 144A 5.500% 06/15/24	15,000	14,325
Commscope Tech Finance L. - 144A 6.000% 06/15/25	60,000	57,563
Entegris Inc - 144A 6.000% 04/01/22	100,000	101,500
Equinix Inc 5.375% 01/01/22	20,000	19,900
Equinix Inc 5.750% 01/01/25	20,000	19,850
First Data Corp - 144A 8.250% 01/15/21	220,000	228,250
*First Data Corp - 144A 8.750% 01/15/22	303,000	316,635
First Data Corp 12.625% 01/15/21	137,000	155,666
First Data Corp - 144A 6.750% 11/01/20	94,000	98,230
First Data Corp - 144A 5.375% 08/15/23	145,000	143,550
Infor US Inc - 144A 6.500% 05/15/22	195,000	178,912
(1)Infor Software Parent 7.125% 05/01/21	105,000	92,400
Italics Merger Sub - 144A 7.125% 07/15/23	95,000	90,725
MagnaChip Semiconductor 6.625% 07/15/21	95,000	74,100
Micron Technology Inc 5.875% 02/15/22	25,000	24,656
Micron Technology Inc - 144A 5.500% 02/01/25	25,000	22,937
Micron Technology Inc - 144A 5.250% 08/01/23	15,000	13,797
Micron Technology Inc - 144A 5.250% 01/15/24	45,000	41,288
Plantronics Inc - 144A 5.500% 05/31/23	65,000	65,163
Project Homestake Merger - 144A 8.875% 03/01/23	105,000	95,550
Sabine Pass Liquefaction 6.250% 03/15/22	100,000	93,000
Sabine Pass Liquefaction 5.750% 05/15/24	100,000	89,000
Sabine Pass Liquefaction - 144A 5.625% 03/01/25	25,000	22,031
Sinclair Television Group 5.375% 04/01/21	80,000	78,200
Sinclair Television Group 6.125% 10/01/22	35,000	34,650
Sinclair Television Group - 144A 5.625% 08/01/24	20,000	18,175
Sungard Data Systems Inc 7.375% 11/15/18	45,000	45,900
Sungard Data Systems Inc 6.625% 11/01/19	50,000	51,625
Zebra Technologies Corp - 144A 7.250% 10/15/22	140,000	149,100
		3,213,691
Materials (4.8%)
*Ardagh Packaging Fin - 144A 9.125% 10/15/20	200,000	208,500
(2)Ardagh Packaging Fin - 144A 3.337% 12/15/19	200,000	193,000
Ashland Inc 4.750% 08/15/22	190,000	177,888
#Berry Plastics escrow - 144A 6.000% 10/15/22	20,000	20,050
Chemours Co - 144A 6.625% 05/15/23	70,000	47,075
Chemours Co - 144A 7.000% 05/15/25	20,000	13,150
FMG Resources - 144A 8.250% 11/01/19	95,000	75,763
FMG Resources - 144A 6.875% 04/01/22	55,000	35,475
Hexion US Finance Corp 6.625% 04/15/20	250,000	212,500
Hexion US Fin/Nova Scoti 8.875% 02/01/18	85,000	68,000
Huntsman International LLC 4.875% 11/15/20	95,000	82,546
Huntsman International LLC - 144A 5.125% 11/15/22	70,000	60,025
Ineos Group Holdings SA - 144A 5.875% 02/15/19	200,000	186,000
LSB Industries 7.750% 08/01/19	105,000	99,619
Noranda Aluminium Acquisition 11.000% 06/01/19	40,000	12,000
Rain CII Carbon LLC - 144A 8.000% 12/01/18	35,000	28,787
(4)(5)Reichhold Industries Inc - 144A 9.000% 05/08/17	165,444	0
Scotts Miracle-Gro Co 6.625% 12/15/20	25,000	25,906
WR Grace & Co-Conn - 144A 5.625% 10/01/24	10,000	9,800
		1,556,084
Telecommunication Services (10.7%)
Centurylink Inc 5.800% 03/15/22	60,000	51,300
Centurylink Inc 6.750% 12/01/23	105,000	91,875
Everest Acq LLC 9.375% 05/01/20	180,000	154,800
Frontier Communications 6.250% 09/15/21	15,000	12,488
Frontier Communications 6.875% 01/15/25	40,000	31,600
Frontier Communications - 144A 10.500% 09/15/22	55,000	53,625
Frontier Communications - 144A 11.000% 09/15/25	175,000	169,313
GCI Inc 6.750% 06/01/21	75,000	76,313
Intelsat Luxembourg Holdings 7.750% 06/01/21	105,000	69,300
*Intelsat Jackson Holdings 7.250% 10/15/20	365,000	334,888
Intelsat Jackson Holdings 7.250% 04/01/19	55,000	51,563
Intelsat Jackson Holdings 7.500% 04/01/21	35,000	32,287
Intelsat Jackson Holdings 6.625% 12/15/22	50,000	39,000
Intelsat Jackson Holdings 5.500% 08/01/23	110,000	90,750
Level 3 Financing Inc 5.625% 02/01/23	15,000	14,738
Level 3 Financing Inc - 144A 5.125% 05/01/23	50,000	47,813
Level 3 Financing Inc - 144A 5.375% 05/01/25	60,000	56,962
Level 3 Communications 5.750% 12/01/22	55,000	53,969
#Neptune Finco Corp - 144A 10.875% 10/15/25	200,000	202,000
Qwest Capital Funding 7.750% 02/15/31	60,000	55,200
Sprint Capital Corp 6.875% 11/15/28	30,000	21,525
Sprint Capital Corp 8.750% 03/15/32	385,000	299,337
Sprint Capital Corp - 144A 9.000% 11/15/18	55,000	57,711
Sprint Corp 7.250% 09/15/21	50,000	40,938
*Sprint Corp 7.875% 09/15/23	595,000	481,578
Sprint Corp 7.625% 02/15/25	50,000	38,719
T-Mobile USA Inc 6.633% 04/28/21	120,000	120,300
T-Mobile USA Inc 6.731% 04/28/22	190,000	189,525
US Cellular Corp 6.700% 12/15/33	50,000	44,125
Wind Acquisition Fin SA - 144A 7.375% 04/23/21	200,000	197,500
Windstream Corp 7.750% 10/01/21	270,000	209,250
Windstream Corp 7.500% 04/01/23	55,000	40,700
Windstream Services LLC 6.375% 08/01/23	40,000	28,824
		3,459,816
Utilities (1.1%)
AES Corp 7.375% 07/01/21	50,000	51,875
AES Corp 4.875% 05/15/23	35,000	30,712
Dynegy Inc 7.375% 11/01/22	70,000	70,612
Dynegy Inc 7.625% 11/01/24	35,000	35,350
NRG Energy Inc 8.250% 09/01/20	35,000	35,945
NRG Energy Inc 7.875% 05/15/21	30,000	30,412
NRG Energy Inc 6.250% 07/15/22	40,000	36,400
SBA Telecommunications 5.750% 07/15/20	75,000	77,250
		368,556

TOTAL CORPORATE BONDS (COST: $33,688,270)		$31,036,142

TERM LOANS (0.5%)

Materials (0.5%)
(1)Reichhold Holdings International (Senior Secured Note) 15.000% 03/31/17	45,788	45,787
(1)Reichhold Holdings International (Senior Secured Note) 12.000% 03/31/17	86,275	86,275
Reichhold LLC 12.000% 03/31/17	35,000	35,000
		167,062

TOTAL LOANS (COST: $ 164,952)		$167,062

PRIVATE EQUITY (0.2%)

Materials (0.2%)	Shares
(4)Reichhold Cayman (COST: $120,561)	162	$71,118

SHORT-TERM SECURITIES (2.4%)	Shares
(2)Wells Fargo Advantage Cash Investment Money Market Fund 0.093% (COST: $754,186)	754,186	$754,186

TOTAL INVESTMENTS IN SECURITIES (COST: $34,727,969) (99.1%)		$32,028,508
OTHER ASSETS LESS LIABILITIES (0.9%)		295,048

NET ASSETS (100.0%)		$32,323,556

(1)	Interest or dividend is paid-in-kind, when applicable.

(2)	Variable rate security. The rates for these securities are as of September 30, 2015.

(3)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(4)	Non-income producing security.

(5)	Issue is in default.

144A —

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A Securities amounts to $12,523,435, representing 38.7% of net assets as of September 30, 2015.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#	When-issued purchase as of September 30, 2015.

WILLISTON BASIN /MID-NORTH AMERICA STOCK FUND
Schedule of Investments September 30, 2015 (unaudited)
		Fair
	Shares	Value
COMMON STOCKS (92.8%)

Energy (81.3%)
Anadarko Petroleum	290,000	$17,513,100
Baker Hughes Inc	540,000	28,101,600
*Cameron International Corp	180,000	11,037,600
*Carrizo Oil & Gas Inc	113,000	3,451,020
Chevron Corp	104,000	8,203,520
Cimarex Energy Co.	145,000	14,859,600
*Concho Resources Inc	58,000	5,701,400
*Diamondback Energy	440,000	28,424,000
EOG Resources Inc	240,000	17,472,000
Enbridge Inc	285,000	10,582,050
Archrock Inc	845,000	15,210,000
Exxon Mobil Corp	430,000	31,970,500
*FMC Technologies, Inc.	430,000	13,330,000
*Forum Energy Technologies Inc	520,000	6,349,200
Halliburton Company	430,000	15,200,500
Helmerich & Payne Inc	190,000	8,979,400
Kinder Morgan Inc	1,450,000	40,136,000
Marathon Petroleum Corp	115,000	5,327,950
*Memorial Resource Development	920,000	16,173,600
National Oilwell Varco Inc	185,000	6,965,250
*Oil States Intl Inc	100,000	2,613,000
ONEOK Inc	120,000	3,864,000
*PDC Energy Inc	380,000	20,143,800
Patterson-Uti Energy Inc	540,000	7,095,600
Phillips 66	365,000	28,046,600
Pioneer Natural Resources	75,000	9,123,000
*Sanchez Energy Corp	820,000	5,043,000
Schlumberger Ltd	412,000	28,415,640
Semgroup Corp	357,000	15,436,680
Spectra Energy Corp	160,000	4,203,200
Superior Energy Services	1,035,000	13,072,050
*Synergy Resources Corp	690,000	6,762,000
Tesoro Corp	100,000	9,724,000
US Silica Holdings Inc	340,000	4,790,600
Valero Energy Corp	115,000	6,911,500
*Whiting Petroleum Corp	220,000	3,359,400
Williams Companies Inc	627,000	23,104,950
*C&J Energy Services Ltd	730,000	2,569,600
		499,266,910
Industrial (5.1%)
Canadian Pacific Railway LTD	79,000	11,342,030
*Quanta Services, Inc.	480,000	11,620,800
Union Pacific Corp	93,000	8,222,130
		31,184,960
Materials (4.6%)
*Flotek Industries Inc	370,000	6,179,000
Westlake Chemical Corp	135,000	7,005,150
Lyondellbasell Indu Class A	180,000	15,004,800
		28,188,950
Utilities (1.8%)
MDU Resources Group Inc	130,000	2,236,000
OGE Energy Corp	335,000	9,165,600
		11,401,600

TOTAL COMMON STOCKS (COST: $731,627,600)		$570,042,420

SHORT-TERM SECURITIES (7.6%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.093% (COST: $46,716,827)	46,716,827	$46,716,827

TOTAL INVESTMENTS IN SECURITIES (COST: $778,344,427) (100.4%)		$616,759,247
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)		(2,442,983)

NET ASSETS (100.0%)		$614,316,264

*	Non-income producing

^	Variable rate security; rate shown represents rate as of September 30,2015

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments September 30, 2015 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (97.1%)

Consumer Discretionary (17.3%)
CBS Corp - Class A	15,000	$598,500
Walt Disney Company	21,400	2,187,080
General Motors Co	6,000	180,120
Lowe's Companies Inc	9,000	620,280
Macy's Inc	5,000	256,600
*O'Reilly Automotive Inc	1,900	475,000
Starbucks Corp	15,000	852,600
*Under Armour Inc	7,000	677,460
		5,847,640
Consumer Staples (11.1%)
CVS Corp	4,300	414,864
Coca-Cola Co/The	12,000	481,440
Kimberly-Clark Corp	6,000	654,240
Mondelez International Inc	22,000	921,140
PepsiCo Inc	7,500	707,250
Procter & Gamble Co/The	8,000	575,520
		3,754,454
Energy (6.4%)
Baker Hughes Inc	5,500	286,220
Kinder Morgan Inc	27,000	747,360
*PDC Energy Inc	4,500	238,545
Phillips 66	6,000	461,040
Williams Companies Inc	12,000	442,200
		2,175,365
Financials (16.0%)
Bank of America	34,000	529,720
BlackRock Inc	2,500	743,675
JP Morgan Chase & Co	23,000	1,402,310
MetLife Inc	23,500	1,108,025
US Bancorp	12,500	512,625
Wells Fargo & Company	21,000	1,078,350
		5,374,705
Health Care (12.5%)
Becton Dickinson & Co	5,300	703,098
*HCA Holdings Inc	10,000	773,600
Johnson & Johnson	7,000	653,450
Novartis AG - ADR	3,200	294,144
ST Jude Medical Inc	12,800	807,552
Thermo Fisher Scientific Inc	8,000	978,240
		4,210,084
Industrials (10.5%)
Boeing Co	6,000	785,700
General Electric Co	18,000	453,960
*Solarcity Corp	8,000	341,680
3M Co	3,000	425,310
Union Pacific Corp	9,000	795,690
United Parcel Service Inc - Class B	3,900	384,891
Ingersoll-Rand	7,000	355,390
		3,542,621
Information Technology (12.5%)
Altera Corp	21,000	1,051,680
Apple Inc	9,000	992,700
*Google Inc - Class A	1,200	766,044
Hewlett-Packard	15,000	384,150
International Business Machines	3,500	507,395
Visa Inc	7,500	522,450
		4,224,419
Materials (2.9%)
Dow Chemical Co/The	12,600	534,240
Lyondellbasell Indu Class A	5,500	458,480
		992,720
Telecommunication Services (4.0%)
AT&T Inc	23,000	749,340
Verizon Communications Inc	14,000	609,140
		1,358,480
Utilities (3.9%)
Allete Inc	13,000	656,370
Dominion Resources	5,500	387,090
Wisconsin Energy Corporation	5,000	261,100
		1,304,560

TOTAL COMMON STOCKS (COST: $30,541,464)		$32,785,048

SHORT-TERM SECURITIES (1.8%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.093% (COST: $592,625)	592,625	$592,625

TOTAL INVESTMENTS IN SECURITIES (COST: $31,134,089) (98.9%)		$33,377,673
OTHER ASSETS LESS LIABILITIES (1.1%)		387,889

NET ASSETS (100.0%)		$33,765,562

*	Non-income producing

^	Variable rate security; rate shown represents rate as of September 30, 2015.

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments September 30, 2015 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (99.1%)

Consumer Discretionary (7.0%)
McDonalds Corp	16,500	$1,625,745
Target Corp	11,000	865,260
		2,491,005
Consumer Staples (31.8%)
Altria Group Inc	40,500	2,203,200
Coca-Cola Co/The	43,000	1,725,160
General Mills Inc	6,500	364,845
Kimberly-Clark Corp	15,500	1,690,120
PepsiCo Inc	16,000	1,508,800
Procter & Gamble Co/The	25,500	1,834,470
Reynolds American Inc	21,000	929,670
Sysco Corp	28,000	1,091,160
		11,347,425
Energy (8.4%)
Chevron Corp	8,500	670,480
ConocoPhillips	5,700	273,372
Exxon Mobil Corp	5,500	408,925
Kinder Morgan Inc	31,000	858,080
Williams Companies Inc	21,500	792,275
		3,003,132
Financials (9.0%)
Cincinnati Financial Corp	10,500	564,900
JP Morgan Chase & Co	10,500	640,185
Mercury General Corp	16,000	808,160
Old Republic Intl Corp	38,000	594,320
Wells Fargo & Company	12,000	616,200
		3,223,765
Healthcare (6.3%)
Glaxosmithkline PLC - ADR	14,800	569,060
Johnson & Johnson	15,000	1,400,250
Pfizer Inc	9,500	298,395
		2,267,705
Industrials (7.8%)
Caterpillar Inc	6,400	418,304
Emerson Electric Co	10,000	441,700
Lockheed Martin Corp	3,500	725,585
3M Co	4,000	567,080
Waste Management	12,500	622,625
		2,775,294
Information Technology (5.3%)
International Business Machines	6,500	942,305
Maxim Integrated Products	12,000	400,800
Microsoft Corp	12,200	539,972
		1,883,077
Materials (2.7%)
Dow Chemical Co/The	16,000	678,400
Lyondellbasell Indu Class A	3,500	291,760
		970,160
Telecomminication Services (9.6%)
AT&T Inc	68,000	2,215,440
Verizon Communications Inc	28,000	1,218,280
		3,433,720
Utilities (11.2%)
CenterPoint Energy Inc	24,000	432,960
Consolidated Edison Inc	17,500	1,169,875
Dominion Resources	7,700	541,926
Duke Energy Corp	8,000	575,520
PPL Corp	23,000	756,470
Southern Company	11,700	522,990
		3,999,741

TOTAL COMMON STOCKS (COST: $35,502,854)		$35,395,024

SHORT-TERM SECURITIES (0.8%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.093% (COST: $282,886)	282,886	$282,886

TOTAL INVESTMENTS IN SECURITIES (COST: $35,785,740) (99.9%)		$35,677,910
OTHER ASSETS LESS LIABILITIES (0.1%)		53,075

NET ASSETS (100.0%)		$35,730,985

^	Variable rate security; rate shown represents rate as of September 30, 2015.

NOTE: INVESTMENT IN SECURITIES (unaudited)
September 30, 2015, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund	Integrity Dividend Harvest Fund
Investments at cost	$34,727,969	$778,344,427	$31,134,089	$35,785,740
Unrealized appreciation	$301,337	$15,143,994	$4,023,511	$2,287,694
Unrealized depreciation	($3,000,798)	($176,729,174)	($1,779,927)	($2,395,524)
Net unrealized appreciation (depreciation)*	($2,699,461)	($161,585,180)	$2,243,584	($107,830)

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 30, 2015:

Integrity High Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$754,186	$0	$0	$754,186
Private Equities	0	0	71,118	71,118
Corporate Bonds	0	31,036,142	0	31,036,142
Term Loans	0	0	167,062	167,062
Total	$754,186	$31,036,142	$238,180	$32,028,508

Williston Basin/Mid-North America Stock Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$46,716,827	$0	$0	$46,716,827
Common Stocks	570,042,420	0	0	570,042,420
Total	$616,759,247	$0	$0	$616,759,247

Integrity Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$592,625	$0	$0	$592,625
Common Stocks	32,785,048	0	0	32,785,048
Total	$33,377,673	$0	$0	$33,377,673

Integrity Dividend Harvest Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$282,886	$0	$0	$282,886
Common Stocks	35,395,024	0	0	35,395,024
Total	$35,677,910	$0	$0	$35,677,910

Please refer to the Schedules of Investments for sector classification. There were no transfers into or out of Level 1 or Level 2 during the nine months ended September 30, 2015. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the nine months ended September 30, 2015.

The changes of the fair value of investments during the nine months ended September 30, 2015, for which the High Income Fund used Level 3 inputs to determine the fair value are as follow:

	Balance as		Accrued	Change in unrealized	Balance as
	of 12/31/14	Purchases	Discount	appreciation	of 9/30/15
Term Loans	$111,550	$49,363	$2,312	$3,837	$167,062
Private Equities	$0	$120,561	$0	($49,443)	$71,118

	Valuation	Unobservable	Range	Impact to Valuation
	Techniques	Input	(Weighted Average)	From Input Increase
Term Loans	Par value	N/A	N/A	N/A
Private Equities	Market comparable companies	EBITDA multiple	8.2x	Increase

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 24, 2015

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 24, 2015